                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/13

Check here if Amendment [_]; Amendment Number: ____________________

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SC XI Management, LLC
Address: 3000 Sand Hill Road
         Bldg 4, Suite 250
         Menlo Park, CA 94025

Form 13F File Number:     28-12107

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Leone
Title:   Managing Member
Phone:   (650) 854-3927


Signature, Place, and Date of Signing:

/s/ Douglas Leone    Menlo Park, California    04/29/13

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $ 825,181
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                             SC XI MANAGEMENT, LLC
                          FORM 13F INFORMATION TABLE
                                   3/31/2013

COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
                                                                                                       VOTING AUTHORITY
                                                    VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER           TITLE OF CLASS  CUSIP    (X $1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
CAFEPRESS INC                COMMON     12769A103    8,723   1,451,392 SH          SOLE              1,451,392
PALO ALTO NETWORKS INC.      COMMON     697435105  685,321  12,108,142 SH          SOLE             12,108,142
XOOM CORP                    COMMON     98419Q101  131,137   5,741,552 SH          SOLE              5,741,552